Restatement of Previously Issued Financial Statements	3 Months Ended
Mar. 31, 2021
CM Life Sciences, Inc.
Restatement Of Previously Issued Financial Statements [Line Items]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
NOTE 2.  RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
The Company previously accounted for its outstanding Public Warrants (as defined in Note 4) and Private Placement Warrants issued in connection with its Initial Public Offering as components of equity instead of as derivative liabilities. The warrant agreement governing the warrants includes a provision that provides for potential changes to the settlement amounts dependent upon the characteristics of the holder of the warrant. In addition, the warrant agreement includes a provision that in the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of a single class of common shares, all holders of the warrants would be entitled to receive cash for their warrants (the “tender offer provision”).
In connection with the audit of the Company’s financial statements for the period ended December 31, 2020, the Company’s management further evaluated the warrants under Accounting Standards Codification (“ASC”) Subtopic 815-40, Contracts in Entity’s Own Equity.  ASC Section 815-40-15 addresses equity versus liability treatment and classification of equity-linked financial instruments, including warrants, and states that a warrant may be classified as a component of equity only if, among other things, the warrant is indexed to the issuer’s common stock.  Under ASC Section 815-40-15, a warrant is not indexed to the issuer’s common stock if the terms of the warrant require an adjustment to the exercise price upon a specified event and that event is not an input to the fair value of the warrant.  Based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded that the Company’s Private Placement Warrants are not indexed to the Company’s common shares in the manner contemplated by ASC Section 815-40-15 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. In addition, based on management’s evaluation, the Company’s audit committee, in consultation with management and after discussion with the Company’s independent registered public accounting firm, concluded the tender offer provision included in the warrant agreement fails the “classified in shareholders’ equity” criteria as contemplated by ASC Section 815-40-25.
As a result of the above, the Company should have classified the warrants as derivative liabilities in its previously issued financial statements. Under this accounting treatment, the Company is required to measure the fair value of the warrants at the end of each reporting period and recognize changes in the fair value from the prior period in the Company’s operating results for the current period. In addition, at the IPO, the Company re-allocated a portion of the IPO transaction costs related to the warrant liabilities, which resulted in additional operating costs that were expensed through the statement of operations.
The Company’s accounting for the warrants as components of equity instead of as derivative liabilities did not have any effect on the Company’s previously reported operating expenses, cash flows or cash.

	As Previously Reported	Adjustments	As Restated
Balance sheet as of September 4, 2020 (audited)
Warrant Liabilities	$—	$43,462,868	$43,462,868
Class A Common Stock Subject to Possible Redemption	423,731,850	(43,462,868)	380,268,982
Class A Common Stock	190	434	624
Additional Paid-in Capital	5,001,390	12,855,371	17,856,761
Accumulated Deficit	(2,681)	(12,855,805)	(12,858,486)
Total Stockholders’ Equity	5,000,006	—	5,000,006

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liabilities	$—	$48,148,484	$48,148.484
Class A Common Stock Subject to Possible Redemption	423,677,610	(48,148,484)	375,529,126
Class A Common Stock	191	481	672
Additional Paid-in Capital	5,055,629	17,540,941	22,596,570
Accumulated Deficit	(56,923)	(17,541,422)	(17,598,345)
Total Stockholders’ Equity	5,000,004	—	5,000,004

Balance sheet as of December 31, 2020 (audited)
Warrant Liabilities	$—	$70,322,418	$70,322,418
Class A Common Stock Subject to Possible Redemption	423,542,290	(70,322,420)	353,219,870
Class A Common Stock	192	703	895
Additional Paid-in Capital	5,190,948	39,714,654	44,905,602
Accumulated Deficit	(192,244)	(39,715,355)	(39,907,599)
Total Stockholders’ Equity	5,000,003	2	5,000,005

Period from July 10, 2020 (inception) to September 30, 2020 (unaudited
Change in value of warrant liability	$—	$16,336,651	$16,336,651
Transaction costs	—	1,204,771	1,204,771
Net loss	(56,923)	(17,541,422)	(17,598,345)
Weighted average shares outstanding of Class A redeemable common stock	44,275,000	—	44,275,000
Basic and diluted earnings per share, Class A redeemable common stock	—	—	—
Weighted average shares outstanding of Class B non-redeemable common stock	11,068,750	—	11,068,750
Basic and diluted net loss per share, Class B non-redeemable common stock	(0.01)	(1.58)	(1.59)

Period from July 10, 2020 (inception) to September 30, 2020 (Unaudited)
Change in value of warrant liability	$—	$38,510,584	$38,510,584
Transaction costs	—	1,204,771	1,204,771
Net loss	(192,244)	(39,715,354)	(39,907,599)
Weighted average shares outstanding of Class A redeemable common stock	44,275,000	—	44,275,000
Basic and diluted earnings per share, Class A redeemable common stock	—	—	—
Weighted average shares outstanding of Class B non-redeemable common stock	10,633,062	—	10,633,062
Basic and diluted net loss per share, Class B non-redeemable common stock	(0.02)	(3.73)	(3.75)

Cash Flow Statement for the Period from July 10, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	$(56,923)	$(17,541,422)	$(17,598,345)
Allocation of initial public offering costs to warrant liability	—	1,204,771	1,204,771
Change in fair value of warrant liability	—	16,336,651	16,336,651
Initial classification of warrant liability	—	31,811,834	31,811,834
Initial classification of common stock subject to possible redemption	423,731,850	(43,462,868)	380,268,982
Change in value of common stock subject to possible redemption	(54,240)	(4,685,617)	(4,739,857)

Cash Flow Statement for the Period from December 31, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(192,244)	$(39,715,355)	$(39,907,599)
Change in fair value of warrant liability	—	38,510,584	38,510,584
Allocation of initial public offering costs to warrant liability	—	1,204,771	1,204,771
Initial classification of warrant liability	—	31,811,834	31,811,834
Initial classification of common stock subject to possible redemption	423,731,850	(43,462,868)	380,268,982
Change in value of common stock subject to possible redemption	(1,539,252)	(25,509,860)	(27,049,112)